Recoverable taxes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Recoverable taxes
Value-added tax	$ 813	$ 887
Brazilian federal contributions	808	880
Others	13	43
Total	1,634	1,810
Current	883	1,172
Non-current	$ 751	$ 638